iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .6%
BAWAG Group AG
(a)
....................... 81,624 $ 13,978,172
Erste Group Bank AG ...................... 327,792 36,219,704
Raiffeisen Bank International AG .............. 139,884 7,630,060
57,827,936
a
Belgium  —  1 .6%
Ageas SA/N.V. .......................... 158,548 12,424,555
Groupe Bruxelles Lambert N.V. ............... 84,976 7,938,126
KBC Group N.V. ......................... 243,928 32,466,310
Sofina SA .............................. 17,628 4,513,610
57,342,601
a
Denmark  —  1 .3%
Danske Bank A.S. ........................ 710,097 36,505,010
Tryg A.S. .............................. 358,266 8,608,625
45,113,635
a
Finland  —  0 .7%
Sampo OYJ , Class A ...................... 2,557,212 26,572,591
a
France  —  8 .3%
Amundi SA
(a)
............................ 66,429 6,420,778
AXA SA ............................... 1,780,329 85,821,262
BNP Paribas SA ......................... 1,070,046 112,377,779
Credit Agricole SA ........................ 1,127,972 22,031,671
Euronext N.V.
(a)
.......................... 83,046 13,901,169
Societe Generale SA ...................... 734,795 59,151,007
299,703,666
a
Germany  —  12 .5%
Allianz SE , Registered ..................... 404,995 184,974,317
Commerzbank AG ........................ 781,310 32,294,570
Deutsche Bank AG , Registered ............... 1,931,254 60,002,186
Deutsche Boerse AG ...................... 200,465 61,502,204
Hannover Rueck SE ....................... 64,378 19,451,998
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 139,031 83,164,419
Talanx AG .............................. 69,125 9,009,769
450,399,463
a
Ireland  —  1 .3%
AIB Group PLC .......................... 2,269,106 26,154,956
Bank of Ireland Group PLC .................. 1,017,090 20,034,017
46,188,973
a
Italy  —  10 .2%
Banca Mediolanum SpA .................... 235,561 5,163,115
Banca Monte dei Paschi di Siena SpA ........... 2,103,157 22,419,047
Banco BPM SpA ......................... 1,212,354 17,665,248
BPER Banca SpA ........................ 1,660,796 24,516,300
FinecoBank Banca Fineco SpA ............... 654,019 16,236,426
Generali ............................... 907,311 40,658,392
Intesa Sanpaolo SpA ...................... 14,835,668 100,796,930
Poste Italiane SpA
(a)
....................... 485,602 12,889,783
UniCredit SpA ........................... 1,492,475 115,341,998
Unipol Assicurazioni SpA .................... 380,587 9,944,206
365,631,445
a
Netherlands  —  5 .6%
ABN AMRO Bank N.V., CVA ................. 621,625 21,643,004
Adyen N.V.
(a) (b)
........................... 26,868 30,319,337
Aegon Ltd. ............................. 1,347,685 11,167,726
ASR Nederland N.V. ....................... 166,595 12,654,459
CVC Capital Partners PLC
(a)
................. 230,904 3,514,333
Security Shares Value
a
Netherlands (continued)
EXOR N.V. ............................. 99,114 $ 7,774,838
ING Groep N.V. .......................... 3,107,211 89,926,963
NN Group N.V. .......................... 279,990 24,508,589
201,509,249
a
Norway  —  1 .0%
DNB Bank ASA .......................... 943,140 28,561,428
Gjensidige Forsikring ASA ................... 212,378 5,965,923
34,527,351
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 7,885,913 8,429,102
a
Spain  —  11 .5%
Banco Bilbao Vizcaya Argentaria SA ............ 6,077,785 134,212,077
Banco de Sabadell SA ..................... 5,348,800 20,737,288
Banco Santander SA ...................... 15,638,294 190,823,418
Bankinter SA ............................ 716,456 11,922,597
CaixaBank SA ........................... 4,116,743 52,399,313
Mapfre SA ............................. 981,434 4,804,439
414,899,132
a
Sweden  —  7 .3%
EQT AB ............................... 523,492 17,081,830
Industrivarden AB , Class A .................. 114,434 6,079,392
Industrivarden AB , Class C .................. 166,208 8,745,150
Investor AB , Class B ....................... 1,939,724 78,724,788
L E Lundbergforetagen AB , Class B ............ 82,085 4,758,016
Nordea Bank Abp ........................ 3,293,603 61,935,830
Skandinaviska Enskilda Banken AB , Class A ...... 1,613,781 31,940,226
Svenska Handelsbanken AB , Class A ........... 1,551,226 22,042,815
Swedbank AB , Class A ..................... 905,177 31,997,302
263,305,349
a
Switzerland  —  11 .6%
Banque Cantonale Vaudoise , Registered ......... 31,948 5,034,193
Helvetia Baloise Holding AG ................. 84,939 23,288,917
Julius Baer Group Ltd. ..................... 220,071 18,089,154
Partners Group Holding AG .................. 24,202 26,312,476
Swiss Life Holding AG , Registered ............. 30,441 35,740,851
Swiss Re AG ............................ 317,262 51,107,309
UBS Group AG , Registered .................. 3,379,585 149,552,709
Zurich Insurance Group AG .................. 155,841 108,655,464
417,781,073
a
United Kingdom  —  24 .0%
3i Group PLC ........................... 1,057,074 36,762,631
Admiral Group PLC ....................... 274,599 12,622,252
Aviva PLC ............................. 3,251,175 27,574,050
Barclays PLC ........................... 14,735,644 86,614,815
HSBC Holdings PLC ...................... 18,284,812 336,437,189
Legal & General Group PLC ................. 6,091,701 20,905,054
Lloyds Banking Group PLC .................. 62,689,940 85,214,610
London Stock Exchange Group PLC ............ 487,824 63,298,418
M&G PLC .............................. 2,453,417 10,083,427
NatWest Group PLC ....................... 8,514,238 67,908,474
Prudential PLC .......................... 2,710,089 40,839,794
Schroders PLC .......................... 764,784 6,021,896
Standard Chartered PLC .................... 2,041,329 51,982,084
Standard Life PLC ........................ 747,184 7,687,097
Wise PLC , Class A
(b)
....................... 709,830 10,151,513
864,103,304
a
Total Long-Term Investments — 98.7%
(Cost: $ 2,630,358,586 ) ............................... 3,553,334,870

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 1,334,716 $ 1,334,716
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,334,716 ) .................................. 1,334,716
Security Value
Total Investments —   98 .7%
(Cost: $ 2,631,693,302 ) ............................... $ 3,554,669,586
Other Assets Less Liabilities — 1 .3% ...................... 48,116,465
Net Assets — 100.0% ................................. $ 3,602,786,051
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ —  $ (2,221)
(b)
$ 2,221  $ —  $ —  —  $ 12,063
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,840,000  —  (505,284)
(b)
—  —  1,334,716  1,334,716  74,880  —
$ —  $ 2,221  $ —
$ 1,334,716
$ 86,943  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 413 06/19/26 $ 28,307 $ 665,210
FTSE 100 Index ...................................................................... 143 06/19/26 20,224 112,422
$ 777,632

iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,622,252  $ 3,540,712,618  $ —  $ 3,553,334,870
Short-Term Securities
Money Market Funds ...................................... 1,334,716  —  —  1,334,716
$ 13,956,968  $ 3,540,712,618  $ —  $ 3,554,669,586
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 777,632  $ —  $ —  $ 777,632
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)